Summary of Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)
Summary of Principal Accounting Policies [Line Items]
Fair value of convertible loans	¥ 15	¥ 16		$ 2
Contract liabilities
Contract liabilities amounted		479		66
Cash and cash equivalents	14	62		9
Financial institutions deposited	¥ 1	268		$ 37
Deposit insurance limit (in Yuan Renminbi)		¥ 500,000
Accounts receivables	10.00%
Customers accounted, description		As of June 30, 2023, four customers accounted for 37%, 20%, 19% and 16% of total accounts receivables. The risk is mitigated by credit evaluations the Group performs on its customers.
Minimum [Member]
Summary of Principal Accounting Policies [Line Items]
Lease term		75.00%
Maximum [Member]
Summary of Principal Accounting Policies [Line Items]
Lease term		90.00%
Other Customer [Member]
Summary of Principal Accounting Policies [Line Items]
Percentage of revenue		16.00%
Two Customers [Member]
Summary of Principal Accounting Policies [Line Items]
Percentage of revenue		22.00%
Three Customers [Member]
Summary of Principal Accounting Policies [Line Items]
Percentage of revenue		22.00%
One Suppliers [Member]
Summary of Principal Accounting Policies [Line Items]
Percentage of revenue			10.00%
Two Suppliers [Member]
Summary of Principal Accounting Policies [Line Items]
Percentage of revenue			10.00%
Percentage of total accounts payable		25.00%
Three Suppliers [Member]
Summary of Principal Accounting Policies [Line Items]
Percentage of revenue			10.00%
Percentage of total accounts payable		12.00%
Four Suppliers [Member]
Summary of Principal Accounting Policies [Line Items]
Percentage of total accounts payable		14.00%